Note 18 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant ~	Total

Balance at January 1, 2020	10,833	90,542	36,395	1,018	2,538	–	141,326
Additions*	1	19,507	4,221	219	458	372	24,778
Derecognised plant and equipment	–	–	(238)	–	–	–	(238)
Reallocations between asset classes	930	(1,210)	280	–	–	–	–
Foreign exchange movement	(7)	–	(14)	(2)	(1)	20	(4)
Balance at December 31, 2020	11,757	108,839	40,644	1,235	2,995	392	165,862

Balance at January 1, 2021	11,757	108,839	40,644	1,235	2,995	392	165,862
Additions*	318	25,529	3,531	134	176	1,581	31,269
Impairments@	–	(65)	(1,565)	–	–	–	(1,630)
Derecognised plant and equipment	(192)	–	–	–	–	–	(192)
Reallocations between asset classes #	3,120	(24,913)	21,785	8	–	–	–
Foreign exchange movement	(25)	–	(76)	(35)	(2)	(33)	(171)
Balance at December 31, 2021	14,978	109,390	64,319	1,342	3,169	1,940	195,138
Accumulated depreciation and Impairment losses	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2020	5,413	6,325	20,050	753	2,273	–	34,814
Depreciation for the year	1,030	648	2,691	102	157	–	4,628
Accumulated depreciation for derecognised plant and equipment	–	–	(56)	–	–	–	(56)
Foreign exchange movement	3	–	–	(6)	–	–	(3)
Balance at December 31, 2020	6,446	6,973	22,685	849	2,430	–	39,383

Balance at January 1, 2021	6,446	6,973	22,685	849	2,430	–	39,383
Depreciation for the year	1,217	2,537	3,953	136	203	–	8,046
Accumulated depreciation for derecognised plant and equipment	(230)	–	–	–	–	–	(230)
Accumulated depreciation for impairments	–	–	(1,133)	–	–	–	(1,133)
Foreign exchange movement	(1)	–	–	(27)	(2)	–	(30)
Balance at December 31, 2021	7,432	9,510	25,505	958	2,631	–	46,036

Carrying amounts
At December 31, 2020	5,311	101,866	17,959	386	565	392	126,479
At December 31, 2021	7,546	99,880	38,814	384	538	1,940	149,102